Borrowings (Tables)	12 Months Ended
Dec. 31, 2022
Debt Disclosure [Abstract]
Schedule of Long term debt

	December 31,
	2021	2022
	US$	US$
Unsecured bank loans	582	207

Long-term borrowings	582	207

Current portion of long-term borrowings	345	207
Long-term borrowings, excluding current portion	237	—